Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 26, 2022
Entity Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001633061
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2022
Prospectus Date	rr_ProspectusDate	Jan. 27, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amplify Inflation Fighter ETF | Amplify Inflation Fighter ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IWIN